Investment Strategy	Mar. 25, 2025
Thornburg Investment Grade Bond Managed Account Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Thornburg actively manages the Fund’s portfolio in pursuing the Fund’s investment goal. Under normal conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in investment grade debt obligations. “Investment grade” obligations are those which, at the time of purchase by the Fund, are rated in one of the top four ratings categories by a nationally recognized statistical rating organization or, if unrated, are issued by obligors that Thornburg determines have comparable investment grade obligations outstanding or that are deemed by Thornburg to be comparable to obligors with outstanding investment grade obligations.

The Fund will invest principally in the following types of debt obligations:

•corporate debt obligations from domestic and foreign issuers, including debt obligations from issuers in emerging markets, also known as developing countries;

•U.S. and foreign government debt obligations;

•mortgage-backed and asset-backed securities, including residential or commercial mortgage-backed securities issued by agencies of the U.S. government or issued by banks, corporate issuers, and trusts, or real estate mortgage investment conduits (“REMICs”);

•collateralized debt obligations (“CDOs”), including collateralized mortgage obligations (“CMOs”), collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”); and

•short-term commercial paper.

There is no limitation on the duration or maturity of any specific debt obligation the Fund may purchase. Duration is a measure of estimated sensitivity to interest rate changes. A portfolio with a longer average effective duration will typically be more sensitive to interest rate changes than a portfolio with a shorter average effective duration. Duration is commonly expressed as a number, which is the expected percentage change in an obligation’s price upon a 1% change in interest rates. For example, an obligation with a duration of 10 would be expected to change in price by approximately 10% in response to a 1% change in interest rates.

Each of the Fund’s investments is determined by individual issuer and industry analysis, including Thornburg’s evaluation of domestic and international economic developments, outlooks for securities markets, interest rates and inflation, and the supply and demand for debt obligations. The Fund’s investments in the debt obligations of foreign issuers may be denominated in non-U.S. currencies. The Fund is non-diversified.

The Fund may use derivatives to hedge against the decline in the value of certain of the Fund’s investments, or for non-hedging purposes to gain investment exposure to particular types of assets. Currently, the Fund intends to invest in derivatives consisting principally of futures contracts (including U.S. Treasury futures contracts) and currency forward contracts.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may sell an investment prior to its scheduled maturity date to enhance income or reduce loss, to change the portfolio’s average duration or average maturity, to pursue other investment opportunities, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals.  The Fund’s policy of investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in investment grade debt obligations may be changed by the Fund’s Trustees without a shareholder vote upon 60 days’ notice to shareholders.

Strategy Portfolio Concentration [Text]	Under normal conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in investment grade debt obligations.
Thornburg High Income Bond Managed Account Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Thornburg actively manages the Fund’s portfolio in pursuing the Fund’s investment goal. Under normal conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt obligations. The Fund may invest in debt obligations of any credit quality, and may invest up to 100% of its net assets in debt obligations which, at the time of purchase, are rated by a nationally recognized statistical rating organization as below investment grade (sometimes called “junk” bonds or “high yield” bonds) or, if unrated, are issued by obligors which Thornburg determines to have comparable below investment grade obligations outstanding or to be comparable to obligors with outstanding below investment grade obligations.

The Fund will invest principally in the following types of debt obligations:

•corporate debt obligations from domestic and foreign issuers, including debt obligations from issuers in emerging markets, also known as developing countries;

•U.S. and foreign government debt obligations;

•mortgage-backed and asset-backed securities, including residential or commercial mortgage-backed securities issued by agencies of the U.S. government or issued by banks, corporate issuers, and trusts, or real estate mortgage investment conduits (“REMICs”);

•bank loans; and

•collateralized debt obligations (“CDOs”), including collateralized mortgage obligations (“CMOs”), collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”).

There is no limitation on the duration or maturity of any specific debt obligation the Fund may purchase. Duration is a measure of estimated sensitivity to interest rate changes. A portfolio with a longer average effective duration will typically be more sensitive to interest rate changes than a portfolio with a shorter average effective duration. Duration is commonly expressed as a number, which is the expected percentage change in an obligation’s price upon a 1% change in interest rates. For example, an obligation with a duration of 10 would be expected to change in price by approximately 10% in response to a 1% change in interest rates.

Each of the Fund’s investments is determined by individual issuer and industry analysis, including Thornburg’s evaluation of domestic and international economic developments, outlooks for securities markets, interest rates and inflation, and the supply and demand for debt obligations. The Fund’s investments in the debt obligations of foreign issuers may be denominated in non-U.S. currencies. The Fund is non-diversified.

The Fund may use derivatives to hedge against the decline in the value of certain of the Fund’s investments, or for non-hedging purposes to gain investment exposure to particular types of assets. Currently, the Fund intends to invest in derivatives consisting principally of futures contracts (including U.S. Treasury futures contracts), credit default swaps (including credit default swap indexes), and currency forward contracts.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may sell an investment prior to its scheduled maturity date to enhance income or reduce loss, to change the portfolio’s average duration or average maturity, to pursue other investment opportunities, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals.  The Fund’s policy of investing at least 80% of its net assets in debt obligations, plus the amount of any borrowings for investment purposes, may be changed by the Fund’s Trustees without a shareholder vote upon 60 days’ notice to shareholders.

Strategy Portfolio Concentration [Text]	Under normal conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt obligations.